INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible asset represents the following:

	December 31,
	2014	2013
Production technology
Cost	$4,883,473	$5,005,203
Less: Accumulated amortization	(2,321,260)	(1,878,602)
Net	$2,562,213	$3,126,601

Schedule of Expected Amortization of Intangible Assets

As of December 31, 2014, the expected amortization expense of the intangible asset for each of the next five years and thereafter as follows:

Year ending December 31,
2015	$491,054
2016	491,054
2017	491,054
2018	491,054
2019	491,054
Thereafter	106,943
$2,562,213